Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Net of allowance for credit losses (in Dollars)	$ 2,535	$ 4,605	$ 1,415
net of reserves (in Dollars)	29,845	32,759	942
Net of allowance for credit losses (in Dollars)	$ 19,215	$ 33,050	$ 0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000	5,000,000	2,500,000
Common stock, shares issued	1,651,281	1,038,298	111,035
Common stock, shares outstanding	1,651,281	1,038,298	111,035
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,895,000	2,895,000	2,895,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred A Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	105,000	105,000	105,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Previously Reported
net of reserves (in Dollars)		$ 32,422	$ 942